5. STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
STOCKHOLDERS' DEFICIT

(A)       Common Stock Issued for Cash

On June 16, 2015, the Company issued 4,675,811 share of common stock for $150,000 ($0.03/share).

On July 9, 2015, the Company issued 3,731,343 share of common stock for $100,000 ($0.026/share).

On August 3, 2015, the Company issued 4,152,824 share of common stock for $100,000 ($0.024/share).

On September 28, 2015, the Company issued 4,166,667 share of common stock for $100,000 ($0.024/share).

On October 19, 2015, the Company issued 3,894,081 shares of common stock for $100,000 ($0.026/share).

On November 16, 2015, the Company issued 4,166,667 shares of common stock for $100,000 ($0.024/share).

On December 21, 2015, the Company issued 5,186,722 shares of common stock for $100,000 ($0.019/share).

On February 16, 2016 the Company issued 5,630,631 share of common stock for $100,000 ($0.018/share).

On March 28, 2016 the Company issued 5,411,255 share of common stock for $100,000 ($0.018/share).

On April 25, 2016 the Company issued 5,952,381 share of common stock for $100,000 ($0.017/share).

On June 28, 2016 the Company issued 7,812,500 share of common stock for $125,000 ($0.016/share).

On July 26, 2016 the Company issued 6,028,939 shares of common stock for $150,000 ($0.025/share).

On August 8, 2016 the Company issued 2,181,501 shares of common stock for $100,000 ($0.046/share).

On August 18, 2016 the Company issued 1,838,235 shares of common stock for $100,000 ($0.054/share).

On September 9, 2016 the Company issued 2,604,167 shares of common stock for $100,000 ($0.038/share).

On October 21, 2016 the Company issued 4,166,667 shares of common stock for $150,000 ($0.036/per share).

(B) Common Stock Issued for Services

Shares issued for services as mentioned below were valued at the closing price of the stock on the date of grant.

On March 5, 2015, the Company issued 10,000 shares with a fair value of $321 ($0.0321/share) to a consultant as consideration for consulting fees owed from October 1, 2014 through February 28, 2015 of $10,000. The issuance of shares resulted in gain on settlement of accounts payable of $9,679.

On November 9, 2015, the Company issued 14,000 shares with a fair value of $434 ($0.031/share) to a consultant as consideration for consulting fees owed from March 1, 2015 through September 30, 2015 of $14,000. The issuance of shares resulted in gain on settlement of accounts payable of $13,566.

On April 4, 2016, the Company issued 12,000 shares with a fair value of $296 ($0.0247/share) to a consultant as consideration for consulting fees owed from October 1, 2015 through March 31, 2016 of $6,000. The issuance of shares resulted in gain on settlement of accounts payable of $5,704.

On November 7, 2016, the Company issued 12,000 shares with a fair value of $512 ($0.0427/share) to a consultant as consideration for consulting fees owed from April 1, 2016 through October 31, 2016 of $6,000. The issuance of shares resulted in gain on settlement of accounts payable of $5,488.

On December 4, 2016, the Company granted 750,000 shares valued at $32,850 ($0.0438/share) to a consultant for services rendered. The shares were issued subsequent to period end on January 25, 2017.

(C) Common Stock Warrants

On January 21, 2015, the Company issued 2,918,919 shares in connection with the cashless exercise of the 3,000,000 warrants.

On January 23, 2015, the Company issued 3-year warrant to purchase 2,000,000 shares of common stock at $0.001 per share to a related party for services to be rendered. The warrants had a fair value of $72,317, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable on February 2, 2016, and for a period expiring on January 19, 2018.

Grant Date

Expected dividends	0%
Expected volatility	88.13%
Expected term	3 years
Risk free interest rate	1.33%
Expected forfeitures	0%

On May 28, 2015, the Company issued 3-year warrant to purchase 3,000,000 shares of common stock at $0.001 per share to a related party for services to be rendered. The warrants had a fair value of $117,503, based upon the Black-Scholes option-pricing model on the date of grant and vested on October 28, 2016, and will be exercisable commencing on May 28, 2018, and for a period expiring on May 28, 2022. During the years ended December 31, 2016 and 2015, the Company recorded $68,600 and $28,300 as an expense for such warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	77.49%
Expected term	4 years
Risk free interest rate	1.24%
Expected forfeitures	0%

On June 22, 2015, the Company issued 3-year warrant to purchase 15,000,000 shares of common stock at a price of $0.001 per share to a consultant for services to be rendered. The warrants had a fair value of $590,335, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable commencing on December 28, 2015, and for a period expiring on September 22, 2018 (See Note 6( C)).

Grant Date

Expected dividends	0%
Expected volatility	78.85%
Expected term	3 years
Risk free interest rate	1.06%
Expected forfeitures	0%

On July 2, 2015, the Company issued 1,176,922 shares in connection with the cashless exercise of the 1,200,000 warrants

On January 1, 2016, the Company issued 3-year warrant to purchase 6,000,000 shares of common stock at $0.001 per share to a related party for services to be rendered. The warrants had a fair value of $142,526, based upon the Black-Scholes option-pricing model on the date of grant and vested on February 20, 2017, and will be exercisable commencing on February 20, 2018, and for a period expiring on February 20, 2021. During the years ended December 31, 2016, the Company recorded $125,053 as an expense for such warrants issued to this related party.

Grant Date

Expected dividends	0%
Expected volatility	78.58%
Expected term	3 years
Risk free interest rate	1.32%
Expected forfeitures	0%

On April 7, 2016, the Company issued 958,506 shares in connection with the cashless exercise of the 1,000,000 warrants.

On April 7, 2016, the Company issued 958,506 shares in connection with the cashless exercise of the 1,000,000 warrants

On May 5, 2016, the Company issued 7,627,907 shares in connection with the cashless exercise of the 8,000,000 warrants.

On June 23, 2016, the Company issued 12,867,681 shares in connection with the cashless exercise of the 13,500,000 warrants.

On November 7, 2016, the Company issued 1,496,703 shares in connection with the cashless exercise of the 1,500,000 warrants.

On December 30, 2016, the Company recorded stock issuable of 1,953,161 shares in connection with the cashless exercise of the 1,500,000 warrants.

On December 30, 2016, the Company recorded stock issuable of 1,953,161 shares in connection with the cashless exercise of the 1,500,000 warrants.

On July 26, 2016, the Company issued 4-year warrant to purchase 10,000,000 shares of common stock at $0.001 per share to a consultant for services rendered. The warrants had a fair value of $365,157, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will become exercisable on July 26, 2018, and for a period of 4 years expiring on July 26, 2022. During the years ended December 31, 2016, the Company recorded $365,157 as an expense for such warrants issued.

Expected dividends	0%
Expected volatility	93.6%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0%

On July 26, 2016, the Company issued 4-year warrant to purchase 8,000,000 shares of common stock at a price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $292,126, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will become exercisable on July 26, 2018, and for a period of 4 years expiring on July 26, 2022. During the years ended December 31, 2016, the Company recorded $292,126 as an expense for such warrants issued.

Expected dividends	0%
Expected volatility	93.60%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0%

On October 2, 2016, the Company issued 2-year warrant to purchase 2,300,000 shares of common stock at an exercise price of $0.04 per share to a consultant for services rendered. The warrants had a fair value of $68,686, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will become exercisable on August 25, 2019, and for a period of 2 years expiring on August 25, 2021. During the years ended December 31, 2016, the Company recorded $68,686 as an expense for such warrants issued (See Note 6(C)).

Expected dividends	0%
Expected volatility	107.51%
Expected term	2 years
Risk free interest rate	0.82%
Expected forfeitures	0%

On December 8, 2016 the company issued, the Company issued 4-year warrant to purchase 15,000,000 shares of common stock at an exercise price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $630,259, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will be exercisable on June 12, 2017, and for a period of 2 years expiring on December 8, 2019. During the years ended December 31, 2016, the Company recorded $630,259 as an expense for warrants issued (See Note 6 (C)).

Expected dividends	0%
Expected volatility	106.57%
Expected term	2 years
Risk free interest rate	1.15%
Expected forfeitures	0%

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years
Balance, December 31, 2014	18,200,000	$0.001	2.1
Granted	20,000,000
Exercised	(4,200,000)
Cancelled/Forfeited	-
Balance, December 31, 2015	34,000,000	$0.001	1.7
Granted	41,300,000
Exercised	(27,500,000)
Cancelled/Forfeited	-
Balance, December 31, 2016	47,800,000	$0.001	3.8

Intrinsic Value	$2,557,300

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	45,500,000	4.1	$2,434,250
$0.04	2,300,000	5	$123,050

For the year ended December 31, 2015, the following warrants were outstanding:

Exercise Price Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	34,000,000	1.7	$842,000

(D)  Amendment to Articles of Incorporation

On February 16, 2009, the Company amended its articles of incorporation to amend the number and class of shares the Company is authorized to issue as follows:

●	Common stock Class A, unlimited number of shares authorized, no par value
●	Common stock Class B, unlimited number of shares authorized, no par value
●	Preferred stock, unlimited number of shares authorized, no par value

Effective December 17, 2013, the Company amended its articles of incorporation to designate a Series A no par value preferred stock.  Two shares of Series A Preferred stock have been authorized.